Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 165,565	$ 4,587,911	$ 7,019,215
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	2,478,295	7,184,862	5,128,696
Depreciation and amortization	1,219,812	912,248	677,241
Deferred tax expenses (benefits)	264,027	245,830	(413,609)
Lease expense to reduce operating lease right-of -use assets	1,070,385
Loss/(gain) on disposal of a long-term investment		(138,479)
Share of (income) loss in equity investees, net of tax	(70,263)	50,297	44,121
Loss/(gain) on disposal of subsidiaries	38,674		(9,022)
(Reversal of) provision for doubtful accounts	(10,525)	(178,010)	197,740
Loss from disposal of property and equipment		19,188	26,399
Impairment of long-term investments	85,326	102,155
Impairment of goodwill	2,382,538
Others	(258,262)		25,615
Changes in assets and liabilities:
Accounts receivable	454,071	(12,317,416)	(16,712,597)
Prepayment, deposits and other assets	3,457,373	(123,268)	(728,562)
Prepaid income tax			15,780
Amounts due from related parties	27,836	222,553	(224,429)
Accounts payable	346,438	(215,853)	363,697
Accrued expenses and other current liabilities	3,850	106,994	(18,349)
Contract liabilities	331,330	260,228	(378,628)
Tax payables	148,309	640,057	279,413
Amounts due to related parties	(291,087)	(115,260)	183,148
Salaries and benefits payable	(769,939)	174,100	309,914
Operating lease liabilities	(1,101,526)
Unrecognized tax benefit	(266,276)	1,782,752	1,604,444
Net cash provided by (used in) operating activities	9,705,951	3,200,889	(2,609,773)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(519,282)	(20,750,110)	(1,072,389)
Proceeds from disposal of property and equipment	158,365	552
Acquisition of intangible assets		(9,076)	(6,521)
Payments for business acquisitions, net of cash acquired from acquisitions			(304,476)
Acquisition of long-term investments		(409,625)	(331,036)
Disposition of long-term investments	111,066	786,427
Disposition of subsidiaries	13,806		(191,839)
Maturities of short-term investments	14,130,000
Purchases of short-term investments	(14,130,000)
Maturities (purchases) of short-term investments, net		4,159,309	(3,375,521)
Repayments from a related party	204,211	15,491
Loans provided to a third party			(185,906)
Loans provided to a related party	(274,212)	(83,651)	(151,783)
Net cash used in investing activities	(306,046)	(16,290,683)	(5,619,471)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	23,388,911	21,955,625	13,301,775
Repayments of short-term bank loans	(26,325,471)	(14,484,851)	(8,270,611)
Capital contributions from private placement and warrants, net of issuance costs			14,682,877
Proceeds from exercise of options		3,867	116,230
Purchase of noncontrolling interests			(455,546)
Dividends paid to shareholders	(1,175,684)
Dividends paid to noncontrolling interests	(207,087)		(34,137)
Net cash (used in) provided by financing activities	(4,319,331)	7,474,641	19,340,588
Effect of exchange rate changes on cash	(1,175,928)	(727,242)	975,918
Net increase (decrease) in cash	3,904,646	(6,342,395)	12,087,262
Cash and cash equivalents and restricted cash at the beginning of the year	18,396,987	24,739,382	12,652,120
Cash, cash equivalents and restricted cash at the end of the year	22,301,633	18,396,987	24,739,382
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	1,619,792	676,179	1,746,327
Interest paid	365,893	342,144	154,516
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	22,214,029	18,396,987	24,739,382
Restricted cash	87,604
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 22,301,633	$ 18,396,987	$ 24,739,382